Quarterly Holdings Report
for
Fidelity Advisor® Health Care Fund
April 30, 2023
AFHC-NPRT3-0623
1.800327.119
Common Stocks - 98.3%
	Shares	Value ($)
Biotechnology - 17.4%
Biotechnology - 17.4%
Akero Therapeutics, Inc. (a)	515,000	23,041,100
Alnylam Pharmaceuticals, Inc. (a)	105,000	20,916,000
Ambrx Biopharma, Inc. ADR (a)(b)	227,300	2,190,036
Arcellx, Inc. (a)	330,000	14,084,400
Arcutis Biotherapeutics, Inc. (a)	732,400	10,136,416
Argenx SE ADR (a)	325,000	126,061,000
Ascendis Pharma A/S sponsored ADR (a)	565,607	39,569,866
Avidity Biosciences, Inc. (a)	340,000	4,216,000
Beam Therapeutics, Inc. (a)(b)	280,000	8,598,800
Blueprint Medicines Corp. (a)	500,000	25,525,000
Caris Life Sciences, Inc. (c)(d)	1,098,028	6,148,957
Celldex Therapeutics, Inc. (a)	540,000	16,977,600
Cerevel Therapeutics Holdings (a)	1,000,000	29,040,000
Cytokinetics, Inc. (a)	1,080,000	40,392,000
Exact Sciences Corp. (a)(b)	120,000	7,688,400
Generation Bio Co. (a)	297,443	1,463,420
Janux Therapeutics, Inc. (a)	400,000	6,128,000
Karuna Therapeutics, Inc. (a)	196,000	38,894,240
Keros Therapeutics, Inc. (a)	380,000	16,854,900
Legend Biotech Corp. ADR (a)	1,140,000	78,329,400
Morphic Holding, Inc. (a)	202,100	9,551,246
Nuvalent, Inc. Class A (a)	352,597	12,478,408
Poseida Therapeutics, Inc. (a)	1,156,420	3,052,949
PTC Therapeutics, Inc. (a)	385,000	21,228,900
Regeneron Pharmaceuticals, Inc. (a)	242,500	194,434,075
Relay Therapeutics, Inc. (a)(b)	486,967	5,536,815
Repligen Corp. (a)(b)	320,000	48,521,600
Sarepta Therapeutics, Inc. (a)	218,000	26,763,860
Scholar Rock Holding Corp. (a)	93,003	595,219
Shattuck Labs, Inc. (a)	668,725	2,006,175
uniQure B.V. (a)(b)	440,000	8,540,400
Vaxcyte, Inc. (a)	823,220	35,258,513
Vertex Pharmaceuticals, Inc. (a)	140,000	47,702,200
Xencor, Inc. (a)	1,000,000	26,440,000
Xenon Pharmaceuticals, Inc. (a)	400,000	16,112,000
Zai Lab Ltd. (a)	4,750,000	16,630,228
Zentalis Pharmaceuticals, Inc. (a)(b)	900,000	19,827,000
		1,010,935,123
Health Care Equipment & Supplies - 22.5%
Health Care Equipment - 22.5%
Boston Scientific Corp. (a)	7,250,000	377,870,000
Inspire Medical Systems, Inc. (a)	26,000	6,958,380
Insulet Corp. (a)	500,000	159,020,000
Intuitive Surgical, Inc. (a)	135,000	40,664,700
iRhythm Technologies, Inc. (a)	345,000	45,333,000
Masimo Corp. (a)	720,000	136,180,800
Nevro Corp. (a)	540,000	15,805,800
Novocure Ltd. (a)	350,000	23,065,000
Outset Medical, Inc. (a)	600,000	10,794,000
Penumbra, Inc. (a)	935,000	265,652,200
PROCEPT BioRobotics Corp. (a)	400,000	12,156,000
ResMed, Inc.	400,000	96,384,000
Stryker Corp.	267,000	80,006,550
Tandem Diabetes Care, Inc. (a)	900,000	35,622,000
		1,305,512,430
Health Care Providers & Services - 25.7%
Health Care Facilities - 2.6%
Acadia Healthcare Co., Inc. (a)	660,000	47,711,400
Surgery Partners, Inc. (a)	2,580,000	102,322,800
The Oncology Institute, Inc. (a)(c)	1,472,782	751,119
		150,785,319
Health Care Services - 6.4%
agilon health, Inc. (a)(b)	5,900,000	143,193,000
Cigna Group	557,500	141,209,175
CVS Health Corp.	840,000	61,580,400
LifeStance Health Group, Inc. (a)	3,500,000	28,525,000
		374,507,575
Managed Health Care - 16.7%
Alignment Healthcare, Inc. (a)	2,641,588	16,615,589
Centene Corp. (a)	2,520,000	173,703,600
Humana, Inc.	354,000	187,793,460
Molina Healthcare, Inc. (a)	116,000	34,555,240
UnitedHealth Group, Inc.	1,128,000	555,077,515
		967,745,404
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,493,038,298
Health Care Technology - 2.2%
Health Care Technology - 2.2%
Doximity, Inc. (a)(b)	475,000	17,456,250
Evolent Health, Inc. (a)	440,000	16,020,400
Evolent Health, Inc. (c)	803,226	27,783,186
Medlive Technology Co. Ltd. (e)	2,180,000	2,414,173
Phreesia, Inc. (a)	750,000	23,730,000
Veeva Systems, Inc. Class A (a)	210,000	37,606,800
		125,010,809
Life Sciences Tools & Services - 15.6%
Life Sciences Tools & Services - 15.6%
10X Genomics, Inc. (a)	520,000	27,263,600
Bruker Corp.	760,000	60,138,800
Danaher Corp.	1,215,000	287,845,650
IQVIA Holdings, Inc. (a)	470,000	88,468,100
Lonza Group AG	48,000	29,934,733
Olink Holding AB ADR (a)	774,123	16,697,833
Sartorius Stedim Biotech	50,000	13,360,537
Thermo Fisher Scientific, Inc.	600,000	332,940,000
West Pharmaceutical Services, Inc.	135,000	48,767,400
		905,416,653
Personal Care Products - 0.3%
Personal Care Products - 0.3%
The Beauty Health Co. (a)(b)	524,877	6,015,090
The Beauty Health Co. (a)(c)	1,000,000	11,460,000
		17,475,090
Pharmaceuticals - 14.6%
Pharmaceuticals - 14.6%
Arvinas Holding Co. LLC (a)	540,000	14,153,400
AstraZeneca PLC (United Kingdom)	1,000,000	147,162,986
Eli Lilly & Co.	750,000	296,895,000
Enliven Therapeutics, Inc. (a)(b)	280,000	5,331,200
Merck & Co., Inc.	1,080,000	124,707,600
Novo Nordisk A/S Series B	360,000	59,887,620
Pharvaris BV (a)	400,000	3,740,000
Royalty Pharma PLC	3,765,259	132,348,854
UCB SA	410,000	38,139,183
Ventyx Biosciences, Inc. (a)	530,200	19,935,520
Verona Pharma PLC ADR (a)	400,000	8,380,000
		850,681,363
TOTAL COMMON STOCKS (Cost $3,930,360,601)		5,708,069,766

Preferred Stocks - 1.2%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
Biotechnology - 0.6%
Biotechnology - 0.6%
Asimov, Inc. Series B (a)(c)(d)	67,547	3,440,169
Caris Life Sciences, Inc. Series D (a)(c)(d)	2,082,481	11,661,894
Cleerly, Inc. Series C (c)(d)	882,089	10,311,620
Element Biosciences, Inc. Series C (a)(c)(d)	376,690	6,196,551
ElevateBio LLC Series C (a)(c)(d)	163,300	507,863
Inscripta, Inc. Series E (a)(c)(d)	826,424	3,495,774
		35,613,871
Financial Services - 0.1%
Specialized Finance - 0.1%
Saluda Medical, Inc. Series E (c)(d)	781,583	6,307,375

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	236,142	2,094,580

Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1(a)(c)(d)	130,618	6,602,740
Series E1(c)(d)	46,526	2,351,889
Omada Health, Inc. Series E (a)(c)(d)	1,456,953	4,720,528
Wugen, Inc. Series B (a)(c)(d)	300,054	1,398,252
		15,073,409
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (a)(c)(d)	638,900	3,520,339
Galvanize Therapeutics Series B (a)(c)(d)	2,552,870	4,339,879
		7,860,218
TOTAL CONVERTIBLE PREFERRED STOCKS		66,949,453
Nonconvertible Preferred Stocks - 0.1%
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (a)(c)(d)(f)	327,591	5,015,418

TOTAL PREFERRED STOCKS (Cost $94,662,368)		71,964,871

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h) (Cost $198,262,309)	198,242,485	198,262,309

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $4,223,285,278)	5,978,296,946
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(169,678,175)
NET ASSETS - 100.0%	5,808,618,771

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $118,108,133 or 2.0% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,414,173 or 0.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	5,001,455

Aledade, Inc. Series E1	5/20/22	2,317,665

Aristea Therapeutics, Inc. Series B	10/06/20	3,522,703

Asimov, Inc. Series B	10/29/21	6,260,303

Caris Life Sciences, Inc.	10/06/22	6,148,957

Caris Life Sciences, Inc. Series D	5/11/21	16,868,096

Cleerly, Inc. Series C	7/08/22	10,391,538

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	3,353,960

Element Biosciences, Inc. Series C	6/21/21	7,743,503

ElevateBio LLC Series C	3/09/21	685,044

Evolent Health, Inc.	3/28/23	23,293,554

Galvanize Therapeutics Series B	3/29/22	4,419,746

Inscripta, Inc. Series E	3/30/21	7,297,324

Omada Health, Inc. Series E	12/22/21	8,734,725

Saluda Medical, Inc. Series E	4/06/23	6,310,345

The Beauty Health Co.	12/08/20	10,000,000

The Oncology Institute, Inc.	6/28/21	14,727,820

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	9,429,072

Wugen, Inc. Series B	7/09/21	2,326,889

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	37,778,923	746,670,240	784,449,163	890,356	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	346,068,627	947,720,045	1,095,526,363	548,863	-	-	198,262,309	0.6%
Total	383,847,550	1,694,390,285	1,879,975,526	1,439,219	-	-	198,262,309

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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